Equity - Summary of Cash Flow Hedge Reserves (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedged items [line items]
Costs of hedging deferred and recognised in other comprehensive income	$ 4	$ (11)	$ 0
Deferred tax	14	(11)	0
Cash flow hedge reserves
Disclosure of detailed information about hedged items [line items]
Beginning balance	28	(2)	0
Change in fair value of currency swaps recognised in other comprehensive income	126	(113)	(30)
Costs of hedging deferred and recognised in other comprehensive income	4	(11)
Reclassified from other comprehensive income to profit or loss – included in financial expenses	(187)	165	28
Deferred tax	14	(11)
Exchange adjustments	1
Ending balance	(14)	28	(2)
Cash flow hedge reserves | Cash flow hedge reserve
Disclosure of detailed information about hedged items [line items]
Beginning balance	47	6	8
Change in fair value of currency swaps recognised in other comprehensive income	126	(113)	(30)
Reclassified from other comprehensive income to profit or loss – included in financial expenses	(187)	165	28
Deferred tax	14	(11)
Exchange adjustments	1
Ending balance	1	47	6
Cash flow hedge reserves | Cost of hedging reserve
Disclosure of detailed information about hedged items [line items]
Beginning balance	(19)	(8)	(8)
Costs of hedging deferred and recognised in other comprehensive income	4	(11)
Ending balance	$ (15)	$ (19)	$ (8)